Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Intangible Assets Text Block Abstract
Schedule of intangible assets
Cost	Trademarks and sanitary records	Licenses, customers and agreements	Product development	Total
Balance as of January 1, 2021	13,176	17,174	18,272	48,622
Additions	1,672	755	—	2,427
Additions from internal developments	—	—	7,976	7,976
Derecognition of assets	—	(7)	—	(7)
Foreign currency exchange	(631)	(1,475)	(2,986)	(5,092)
Transfers	489	(512)	23	—
Balance as of December 31, 2021	14,706	15,935	23,285	53,926
Additions	1,684	566	—	2,250
Additions from internal developments	—	—	8,713	8,713
Derecognition of assets	—	(49)	(154)	(203)
Foreign currency exchange	(1,180)	(1,574)	(4,697)	(7,451)
Transfers	233	363	—	596
Balance as of December 31, 2022	15,443	15,241	27,147	57,831

Accumulated amortization and impairment losses	Trademarks and sanitary records	Licenses, customers and agreements	Product development	Total
Balance as of January 1, 2021	3,481	12,768	4,790	21,039
Amortization expense	787	965	3,064	4,816
Derecognition of assets	—	(7)	—	(7)
Foreign currency exchange	(277)	(976)	(840)	(2,093)
Transfers	241	(237)	(4)	—
Balance as of December 31, 2021	4,232	12,513	7,010	23,755

Amortization expense	1,205	995	2,733	4,933
Impairment loss	114	21	—	135
Foreign currency exchange	(495)	(1,201)	(1,504)	(3,200)
Balance as of December 31, 2022	5,056	12,328	8,239	25,623

As of December 31, 2021
Net book value	10,474	3,422	16,275	30,171
As of December 31, 2022
Net book value	10,387	2,913	18,908	32,208